Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Schedule of Public Offerings of Common Units
The following table summarizes EQM's public offerings of its common units during the three years ended December 31, 2017.

	Common Units Issued	GP Units Issued	Price Per Unit	Net Proceeds	Underwriters' Discount and Other Offering Expenses
	(Thousands, except unit and per unit amounts)
March 2015 equity offering (a)	9,487,500	25,255	$76.00	$696,582	$24,468
$750 Million At the Market (ATM) Program in 2015 (b)	1,162,475	—	74.92	85,483	1,610
November 2015 equity offering (c)	5,650,000	—	71.80	399,937	5,733
$750 Million ATM Program in 2016 (d)	2,949,309	—	$74.42	$217,102	$2,381

(a)
The underwriters exercised their option to purchase additional common units. The EQM General Partner purchased 25,255 EQM general partner units for approximately $1.9 million to maintain its then 2.0% general partner ownership percentage. This amount was included in net proceeds from this offering. The net proceeds were used to finance a portion of the cash consideration paid to EQT in connection with the NWV Gathering Acquisition as described in Note 2.

(b)
During the third quarter of 2015, EQM entered into an equity distribution agreement that established an ATM common unit offering program, pursuant to which a group of managers, acting as EQM's sales agents, may sell EQM common units having an aggregate offering price of up to $750 million (the $750 Million ATM Program). The price per unit represents an average price for all issuances under the $750 Million ATM Program in 2015. The underwriters' discount and other offering expenses in the table above include commissions of approximately $0.9 million. EQM used the net proceeds for general partnership purposes.

Prior to this $750 Million ATM Program, the EQM General Partner maintained its general partner ownership percentage at the previous level of 2.0%. Starting with sales under the $750 Million ATM Program in 2015, the EQM General Partner elected not to maintain its general partner ownership percentage.

(c)	The net proceeds were used for general partnership purposes and to repay amounts outstanding under EQM's credit facility.

(d)
The price per unit represents an average price for all issuances under the $750 Million ATM Program in 2016. The underwriters' discount and other offering expenses in the table above include commissions of approximately $2.2 million. EQM used the net proceeds for general partnership purposes.

Summary of Common, Subordinated, and General Partner Units Issued
The following table summarizes EQM's limited partner common units and general partner units issued from January 1, 2018 through March 31, 2018. There were no issuances in 2017.

	Limited Partner Common Units	General Partner Units	Total
Balance at January 1, 2018	80,581,758	1,443,015	82,024,773
Common units issued (1)	9,608	—	9,608
Balance at March 31, 2018	80,591,366	1,443,015	82,034,381

(1)	Units issued upon a resignation from the EQM General Partner's Board of Directors in February 2018.

The following table summarizes EQM's common, subordinated and general partner units issued and outstanding during the three years ended December 31, 2017. There were no issuances in 2017.

	Limited Partner Units		General
	Common	Subordinated	Partner Units	Total
Balance at January 1, 2015	43,347,452	17,339,718	1,238,514	61,925,684
Conversion of subordinated units to common units	17,339,718	(17,339,718)	—	—
2014 EQM VDA issuance	21,063	—	430	21,493
March 2015 equity offering	9,487,500	—	25,255	9,512,755
NWV Gathering Acquisition consideration	511,973	—	178,816	690,789
$750 Million ATM Program	1,162,475	—	—	1,162,475
November 2015 equity offering	5,650,000	—	—	5,650,000
Balance at December 31, 2015	77,520,181	—	1,443,015	78,963,196
2014 EQM VDA issuance	19,796	—	—	19,796
EQM Total Return Program issuance	92,472	—	—	92,472
$750 Million ATM Program	2,949,309	—	—	2,949,309
Balance at December 31, 2016 and 2017	80,581,758	—	1,443,015	82,024,773